T. ROWE PRICE Multi-Strategy Total Return Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.0%
Government Bonds 0.0%
Republic of Argentina, 0.00%, 12/15/35 (USD) 900,000 5
Total Argentina (Cost
$12
)
5
BAHAMAS
0.3%
Government Bonds 0.3%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 200,000 216
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) 200,000 216
Total Bahamas (Cost
$409
)
432
BARBADOS
0.2%
Government Bonds 0.2%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 400,000 404
Total Barbados (Cost
$388
)
404
BRAZIL
0.4%
Common Stocks 0.0%
Boa Vista Servicos 7,037 12
Rede D'Or Sao Luiz 2,897 35
47
Corporate Bonds 0.4%
Braskem Netherlands Finance, VR, 8.50%, 1/23/81 (USD) (1)(2)
(3) 200,000 222
BRF, 5.75%, 9/21/50 (USD) (1)(2) 400,000 421
643
Total Brazil (Cost
$641
)
690
CANADA
0.4%
Bank Loans 0.2% (4)
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 3.754%,
7/10/25 (USD) 360,191 361
361
Corporate Bonds 0.2%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (1) 105,000 112

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Enbridge, Series 16-A, VR, 6.00%, 1/15/77 (USD) (3) 125,000 135
247
Total Canada (Cost
$594
)
608
CHINA
1.2%
Common Stocks 0.5%
58.com, Class A (USD) (5) 22,100 619
GDS Holdings, Class A (HKD) (5) 5,182 67
Kuaishou Technology (HKD) (5) 300 4
RLX Technology, ADR (USD) (5) 7,000 157
847
Corporate Bonds 0.7%
Times China Holdings, 5.75%, 1/14/27 (USD) 418,000 423
Times China Holdings, 6.75%, 7/16/23 (USD) 200,000 210
Times China Holdings, 7.85%, 6/4/21 (USD) 400,000 404
Yuzhou Group Holdings, 6.35%, 1/13/27 (USD) 200,000 198
1,235
Total China (Cost
$1,980
)
2,082
DOMINICAN REPUBLIC
0.1%
Government Bonds 0.1%
Dominican Republic International, 9.75%, 6/5/26 8,000,000 148
Total Dominican Republic (Cost
$136
)
148
EGYPT
0.1%
Government Bonds 0.1%
Arab Republic of Egypt, 5.25%, 10/6/25 (USD) (1) 200,000 214
Total Egypt (Cost
$200
)
214
GERMANY
0.3%
Bank Loans 0.1% (4)
Vertical U.S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.478%,
7/30/27 (USD) 199,500 201
201

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Common Stocks 0.0%
MYT Netherlands Parent, ADR (USD) (5) 488 16
16
Corporate Bonds 0.2%
Vertical Holdco, 7.625%, 7/15/28 (USD) (1) 200,000 216
216
Total Germany (Cost
$409
)
433
GUATEMALA
0.1%
Government Bonds 0.1%
Republic of Guatemala, 6.125%, 6/1/50 (USD) (1) 205,000 255
Total Guatemala (Cost
$205
)
255
HUNGARY
0.1%
Common Stocks 0.1%
OTP Bank (5) 5,700 260
Total Hungary (Cost
$202
)
260
INDIA
0.3%
Common Stocks 0.3%
Housing Development Finance 6,189 201
Kotak Mahindra Bank (5) 11,417 267
Total India (Cost
$339
)
468
INDONESIA
0.1%
Common Stocks 0.1%
Bank Central Asia 96,000 231
Total Indonesia (Cost
$198
)
231
ISRAEL
0.0%
Common Stocks 0.0%
Playtika Holding (USD) (5) 248 7
Total Israel (Cost
$7
)
7

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG
0.6%
Bank Loans 0.6% (4)
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22 (USD) 276,030 281
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%, 8.75%,
1/2/24 (USD) 180,000 182
Kloeckner Pentaplast, FRN, 3M USD LIBOR + 4.25%, 5.25%,
6/30/22 (USD) 597,941 597
Total Luxembourg (Cost
$1,052
)
1,060
RUSSIA
0.0%
Common Stocks 0.0%
Ozon Holdings, ADR (USD) (5) 430 21
Total Russia (Cost
$13
)
21
SOUTH AFRICA
0.2%
Government Bonds 0.2%
Republic of South Africa, 8.00%, 1/31/30 5,775,000 365
Total South Africa (Cost
$338
)
365
SWEDEN
0.1%
Corporate Bonds 0.1%
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25
(EUR) (1) 100,000 124
Total Sweden (Cost
$108
)
124
SWITZERLAND
0.3%
Bank Loans 0.3% (4)
Garrett Borrowing, FRN, 1M USD LIBOR + 3.50%, 9/27/25 (USD)
(6) 500,000 496
Total Switzerland (Cost
$493
)
496

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
UKRAINE
0.2%
Government Bonds 0.2%
Ukraine Government Bond, 9.79%, 5/26/27 10,000,000 321
Total Ukraine (Cost
$383
)
321
UNITED KINGDOM
0.1%
Bank Loans 0.1% (4)
Froneri U.S., FRN, 1M USD LIBOR + 5.75%, 5.871%, 1/31/28
(USD) 105,000 106
106
Common Stocks 0.0%
Polypipe Group (5) 5,762 41
41
Total United Kingdom (Cost
$136
)
147
UNITED STATES
79.3%
Bank Loans 9.2% (4)
Agiliti Health, FRN, 1M USD LIBOR + 2.75%, 3.50%, 1/4/26 (7) 250,000 249
Airbnb, FRN, 1M USD LIBOR + 7.50%, 8.50%, 4/17/25 (6) 698,249 756
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.621%, 8/4/25 192,576 193
B&G Foods, FRN, 1M USD LIBOR + 2.50%, 2.621%, 10/10/26 53,524 54
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 4.00%,
10/30/26 300,000 301
Cardtronics USA, FRN, 1M USD LIBOR + 4.00%, 6/29/27 (6) 700,000 701
Charter NEX U.S., FRN, 1M USD LIBOR + 4.25%, 5.00%, 12/1/27 33,910 34
Cincinnati Bell, FRN, 3M USD LIBOR + 3.25%, 4.25%, 10/2/24 496,698 496
Citadel Securities, FRN, 1M USD LIBOR + 2.75%, 2.871%,
2/27/26 34,650 34
CommerceHub, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/29/27 200,000 201
CommerceHub, FRN, 1M USD LIBOR + 7.00%, 7.75%, 12/29/28
(7) 100,000 102
Cvent, FRN, 3M USD LIBOR + 3.75%, 3.871%, 11/29/24 199,679 192
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28 110,000 112
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 4.50%, 11/9/27 130,000 130
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
6.871%, 7/20/26 205,000 205
EIG Investors, FRN, 3M USD LIBOR + 3.75%, 4.75%, 2/9/23 485,966 485
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28 130,000 135
Filtration Group, FRN, 1M USD LIBOR + 3.75%, 4.50%, 3/29/25 399,000 401

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.25%, 3.371%,
10/7/26 (7) 88,689 88
Graham Packaging, FRN, 1M USD LIBOR + 3.75%, 4.50%,
8/4/27 293,898 295
Hertz, FRN, 1M USD LIBOR + 7.25%, 1.25%, 12/31/21 300,000 306
Hertz, FRN, 3M USD LIBOR + 2.75%, 3.50%, 6/30/23 300,000 295
Hostess Brands, FRN, 1M USD LIBOR + 2.25%, 3.00%, 8/3/25 148,496 148
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24 298,473 299
Ingersoll-Rand Services, FRN, 1M USD LIBOR + 1.75%, 1.871%,
3/1/27 198,500 197
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27 415,000 416
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 1/7/25 (6) 490,000 488
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.871%,
3/16/26 373,667 370
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
2.371%, 3/24/25 148,029 147
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24 64,837 65
MH Sub I, FRN, 3M USD LIBOR + 3.50%, 3.621%, 9/13/24 298,458 296
MH Sub I, FRN, 3M USD LIBOR + 7.50%, 7.621%, 9/15/25 200,000 200
Navistar, FRN, 3M USD LIBOR + 3.50%, 3.63%, 11/6/24 (6) 996,923 995
New Trojan Parent, FRN, 1M USD LIBOR + 3.25%, 1/21/28 (6) 90,000 90
New Trojan Parent, FRN, 1M USD LIBOR + 7.25%, 1/21/29 (6)(7) 300,000 302
Option Care Health, FRN, 1M USD LIBOR + 3.75%, 8/6/26 (6) 500,000 501
Pactiv Evergreen Group Holdings, FRN, 1M USD LIBOR + 3.25%,
3.371%, 2/5/26 200,000 200
Pactiv Evergreen Group Holdings, FRN, 3M USD LIBOR + 2.75%,
2.871%, 2/5/23 307,682 307
PetSmart, FRN, 1M USD LIBOR + 3.50%, 4.50%, 3/11/22 300,000 300
PetSmart, FRN, 1M USD LIBOR + 3.75%, 1/29/28 (6)(7) 300,000 297
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 3.98%, 12/17/27
(6) 375,000 376
PPD, FRN, 1M USD LIBOR + 2.25%, 2.75%, 1/13/28 400,000 402
PQ, FRN, 1M USD LIBOR + 3.00%, 4.00%, 2/7/27 154,547 155
Rent-A-Center, FRN, 3M USD LIBOR + 4.50%, 4.688%, 8/5/26
(7) 322,754 322
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
4.121%, 8/14/26 83,752 84
Solera, FRN, 3M USD LIBOR + 2.75%, 2.871%, 3/3/23 594,829 592
Sophia, FRN, 1M USD LIBOR + 3.75%, 4.50%, 10/7/27 315,000 316
Sotera Health Holdings, FRN, 1M USD LIBOR + 2.75%, 3.25%,
12/11/26 175,000 174
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28 470,000 466
Tech Data, FRN, 1M USD LIBOR + 3.50%, 3.621%, 6/30/25 199,500 201
Tech Data, FRN, 1M USD LIBOR + 5.50%, 5.621%, 6/30/25 99,750 100
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%,
4/4/25 192,030 192

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 3.121%, 2/5/26 24,750 24
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27 220,000 221
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28
(6) 150,000 152
Zaxby's Operating, FRN, 1M USD LIBOR + 3.75%, 4.50%,
12/28/27 250,000 252
Zaxby's Operating, FRN, 1M USD LIBOR + 6.50%, 7.323%,
12/28/28 (6) 300,000 303
15,715
Bond Mutual Funds 48.0%
T. Rowe Price Dynamic Credit Fund - I Class, 3.64% (8)(9) 2,771,655 27,412
T. Rowe Price Dynamic Global Bond Fund - I Class, 1.76% (8)(9) 2,762,468 27,431
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 0.74% (8)(9) 5,380,099 27,438
82,281
Common Stocks 0.5%
908 Devices (5) 41 2
Affirm Holdings (5) 166 17
Array Technologies (5) 5,252 214
Bluescape Opportunities Acquisition (5) 16,862 193
Cullinan Management (5) 357 14
DoorDash, Class A (5) 186 36
Generation Bio (5) 323 9
Liberty Media Acquisition (5) 10,040 125
nCino (5) 130 9
Open Lending, Class A (5) 3,600 131
Qualtrics International (5) 116 5
Seer (5) 417 26
Tradeweb Markets, Class A 169 10
791
Convertible Bonds 0.3%
Air Transport Services Group, 1.125%, 10/15/24 200,000 215
Inphi, 0.75%, 4/15/25 (1) 250,000 363
Liberty Broadband, 2.75%, 9/30/50 (1) 19,000 20
598
Convertible Preferred Stocks 0.7%
American Electric Power, 6.125%, 3/15/22 1,889 91
American Electric Power, 6.125%, 8/15/23 2,181 107
Assurant, Series D, 6.50%, 3/15/21 800 103
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 3,960 222
Broadcom, Series A, 8.00%, 9/30/22 194 284
DTE Energy, 6.25%, 11/1/22 2,532 118
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (5)(7)(10) 1,822 109
Sempra Energy, Series B, 6.75%, 7/15/21 375 38

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Southern, Series A, 6.75%, 8/1/22 2,593 128
1,200
Corporate Bonds 5.5%
Albertsons, 3.50%, 2/15/23 (1) 155,000 159
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32 96,523 95
Ardagh Packaging Finance, 5.25%, 4/30/25 (1) 400,000 421
Bausch Health, 7.00%, 3/15/24 (1) 800,000 818
Burlington Coat Factory Warehouse, 6.25%, 4/15/25 (1) 225,000 241
Carvana, 5.875%, 10/1/28 (1) 200,000 208
Change Healthcare Holdings, 5.75%, 3/1/25 (1) 800,000 822
Global Net Lease, 3.75%, 12/15/27 (1) 900,000 914
Home Point Capital, 5.00%, 2/1/26 (1) 185,000 187
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 195,000 218
Lamar Media, 4.875%, 1/15/29 400,000 422
Lumen Technologies, Series Y, 7.50%, 4/1/24 600,000 678
Mattel, 6.75%, 12/31/25 (1) 800,000 841
MDC Partners, STEP, 7.50%, 5/1/24 (1) 400,000 408
NBCUniversal Enterprise, 5.25% (1)(11) 200,000 201
Nielsen Finance, 5.00%, 4/15/22 (1) 592,000 593
Nielsen Luxembourg, 5.50%, 10/1/21 (1) 68,000 68
NMI Holdings, 7.375%, 6/1/25 (1) 70,000 79
NuStar Logistics, 4.75%, 2/1/22 (2) 200,000 204
PetSmart, 7.75%, 2/15/29 (1) 250,000 250
PRA Group, 7.375%, 9/1/25 (1) 195,000 208
Solera, 10.50%, 3/1/24 (1) 150,000 155
Sprint Capital, 6.875%, 11/15/28 600,000 771
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25 60,961 58
UAL PTT, 6.636%, 7/2/22 297,882 304
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30 181,649 184
9,507
Equity Mutual Funds 14.9%
T. Rowe Price Communications & Technology Fund - I Class (8) 8,960 1,617
T. Rowe Price Financial Services Fund - I Class (8) 39,989 1,076
T. Rowe Price Global Consumer Fund (8) 77,056 1,341
T. Rowe Price Global Industrials Fund - I Class (8) 111,410 1,874
T. Rowe Price Global Real Estate Fund - I Class (8) 14,408 273
T. Rowe Price Global Stock Fund - I Class (8) 226,560 14,740
T. Rowe Price Global Technology Fund - I Class (8) 77,154 2,177
T. Rowe Price Health Sciences Fund - I Class (8) 13,324 1,348
T. Rowe Price New Era Fund - I Class (8) 32,939 1,068
25,514
Preferred Stocks 0.2%
Federal National Mortgage Association, Series R, 7.625% (11) 6,000 29

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NuStar Logistics, VR, 6.975%, 1/15/43 12,500 277
306
Total United States (Cost
$128,602
)
135,912
SHORT-TERM INVESTMENTS 11.2%
Money Market Funds 11.2%
T. Rowe Price Government Reserve Fund, 0.07% (8)(12) 19,223,492 19,223
Total Short-Term Investments (Cost $19,223) 19,223
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (8)(12) 50,200 502
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 502
Total Securities Lending Collateral (Cost $502) 502
(Amounts in 000s, except for contracts)
Options Purchased 0.2%
Exchange-Traded Options Purchased
0 .1%
Description Contracts Notional Amount $ Value
Invesco QQQ Trust, Series 1, Put, 4/16/21 @ $280.00
(5) 22 692 19
iShares Russell 2000 ETF, Put, 3/31/21 @ $180.00 (5) 43 884 18
SPDR S&P 500 ETF Trust, Put, 3/19/21 @ $340.00 (5) 43 1,628 30
SPDR S&P 500 ETF Trust, Put, 4/16/21 @ $360.00 (5) 44 1,666 65
Total Exchange-Traded Options Purchased (Cost $100) 132
OTC Options Purchased
0 .1%
Counterparty Description Contracts Notional Amount $ Value
Goldman Sachs
10 Year Interest Rate
Swap, 1/5/32 Pay
Fixed 1.094% Semi-
Annually, Receive
Variable 0.20% (3M
USD LIBOR) Quarterly,
12/31/21 @ 1.09%
* (5) 1 2,500 80

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts Notional Amount $ Value
Morgan Stanley
5 Year Interest Rate
Swap, 1/5/27 Pay
Fixed 0.618% Semi-
Annually, Receive
Variable 0.20% (3M
USD LIBOR) Quarterly,
12/31/21 @ 0.62%
* (5) 1 7,000 82
Total OTC Options Purchased (Cost $120) 162
Total Options Purchased (Cost $220) 294
Total Investments in Securities 96.1%
(Cost $156,790) $ 164,702
Other Assets Less Liabilities 3.9% 6,756
Net Assets 100.0% $ 171,458
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,358 and represents 5.5% of net assets.
(2) All or a portion of this security is on loan at January 31, 2021.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Non-income producing
(6) All or a portion of this loan is unsettled as of January 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Level 3 in fair value hierarchy.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $109 and represents 0.1% of net assets.

T. ROWE PRICE Multi-Strategy Total Return Fund

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. .
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. .
. .
. .
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.
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(11) Perpetual security with no stated maturity date.
(12) Seven-day yield
1M ADBB One Month AUD bank bill
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CPI Consumer Price Index
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
PTT Pass-Through Trust
RUB Russian Ruble
SEK Swedish Krona
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
(0.3)%
Exchange-Traded Options Written (0.3)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/19/21 @ $86.00 498 4,331 (24)
iShares iBoxx High Yield Corporate Bond ETF, Put,
3/19/21 @ $86.00 498 4,331 (52)
S&P 500 Index, Call, 2/19/21 @ $3,625.00 8 2,971 (122)
S&P 500 Index, Call, 3/19/21 @ $4,000.00 30 11,143 (72)
S&P 500 Index, Put, 2/19/21 @ $3,450.00 15 5,571 (52)
S&P 500 Index, Put, 3/19/21 @ $3,450.00 16 5,943 (97)
U.S. Treasury Long Bond futures contracts, Call,
2/19/21 @ $176.00 9 1,518 (1)
U.S. Treasury Long Bond futures contracts, Call,
2/19/21 @ $177.00 16 2,700 (1)
U.S. Treasury Long Bond futures contracts, Put,
2/19/21 @ $167.00 9 1,518 (6)
U.S. Treasury Long Bond futures contracts, Put,
2/19/21 @ $168.00 16 2,700 (16)
Total Options Written (Premiums $(399)) $ (443)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Sweden (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Stena), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/21 (EUR) 100 (1) (1) —
Total Bilateral Credit Default Swaps, Protection
Bought (1) —
Total Return Swaps 0.0%
Australia 0.1%
Citibank, Receive Underlying Reference:
Goodman Group Monthly, Pay Variable
0.410% (1M ADBB + 0.40%) Monthly,
1/19/22 120 — — —
Citibank, Receive Underlying Reference:
Goodman Group Monthly, Pay Variable
0.410% (1M ADBB + 0.40%) Monthly,
1/19/22 137 — — —
Morgan Stanley, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.561% (1M ADBB + 0.55%) Monthly,
1/19/22 100 (1) — (1)
UBS Securities, Pay Underlying
Reference: Dexus Monthly, Receive
Variable (0.440)% (1M ADBB + (0.45)%)
Monthly, 1/19/22 122 1 — 1
UBS Securities, Pay Underlying
Reference: Dexus Monthly, Receive
Variable (0.439)% (1M ADBB + (0.45)%)
Monthly, 1/19/22 482 (1) — (1)
UBS Securities, Pay Underlying
Reference: Newcrest Mining Monthly,
Receive Variable (0.440)% (1M ADBB +
(0.45)%) Monthly, 1/19/22 88 5 — 5
UBS Securities, Pay Underlying
Reference: Newcrest Mining Monthly,
Receive Variable (0.439)% (1M ADBB +
(0.45)%) Monthly, 1/19/22 121 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Pay Underlying
Reference: Rio Tinto Monthly, Receive
Variable (0.440)% (1M ADBB + (0.45)%)
Monthly, 1/19/22 127 8 — 8
UBS Securities, Pay Underlying
Reference: Woodside Petroleum Monthly,
Receive Variable (0.440)% (1M ADBB +
(0.45)%) Monthly, 1/19/22 123 7 — 7
UBS Securities, Receive Underlying
Reference: ALS Monthly, Pay Variable
0.411% (1M ADBB + 0.40%) Monthly,
1/19/22 101 (1) — (1)
UBS Securities, Receive Underlying
Reference: Domino's Pizza Enterprises
Monthly, Pay Variable 0.411% (1M ADBB
+ 0.40%) Monthly, 1/19/22 366 35 — 35
UBS Securities, Receive Underlying
Reference: Transurban Group Monthly,
Pay Variable 0.411% (1M ADBB + 0.40%)
Monthly, 1/19/22 210 5 — 5
Total Australia — 63
Austria (0.1)%
Bank of America, Receive Underlying
Reference: BAWAG Group Monthly,
Pay Variable (0.157)% (1M EURIBOR +
0.40%) Monthly, 1/19/22 98 (10) — (10)
Bank of America, Receive Underlying
Reference: Erste Group Bank Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 209 (8) — (8)
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 147 (15) — (15)
UBS Securities, Receive Underlying
Reference: BAWAG Group Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 86 (8) — (8)
Total Austria — (41)
Belgium (0.0)%
Goldman Sachs, Receive Underlying
Reference: Umicore Monthly, Pay
Variable (0.157)% (1M EURIBOR +
0.40%) Monthly, 1/19/22 82 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Umicore Monthly, Pay
Variable (0.157)% (1M EURIBOR +
0.40%) Monthly, 1/20/22 11 — — —
Morgan Stanley, Receive Underlying
Reference: Groupe Bruxelles Lambert
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 236 (7) — (7)
Total Belgium — (4)
Bermuda 0.0%
Morgan Stanley, Pay Underlying
Reference: Invesco Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 171 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: IHS Markit Monthly, Pay
Variable 0.428% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 202 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: IHS Markit Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 750 15 — 15
Total Bermuda — 8
Brazil (0.0)%
Morgan Stanley, Receive Underlying
Reference: Rede D'Or Sao Luiz Monthly,
Pay Variable 0.580% (1M USD LIBOR +
0.45%) Monthly, 1/20/22 154 (8) — (8)
Total Brazil — (8)
Canada 0.0%
Citibank, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust
Monthly, Pay Variable 0.431% (1M CAD
CDOR + 0.30%) Monthly, 1/20/22 27 1 — 1
Goldman Sachs, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 0.118% (1M
CAD CDOR + (0.30)%) Monthly, 1/19/22 268 15 — 15
Goldman Sachs, Pay Underlying
Reference: Royal Bank of Canada
Monthly, Receive Variable 0.118% (1M
CAD CDOR + (0.30)%) Monthly, 1/19/22 127 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Suncor Energy Monthly,
Receive Variable 0.118% (1M CAD CDOR
+ (0.30)%) Monthly, 1/19/22 122 5 — 5
Morgan Stanley, Pay Underlying
Reference: Cameco Monthly, Receive
Variable (0.169)% (1M CAD CDOR +
(0.30)%) Monthly, 1/20/22 140 6 — 6
Morgan Stanley, Pay Underlying
Reference: Franco-Nevada Monthly,
Receive Variable 0.018% (1M CAD CDOR
+ (0.40)%) Monthly, 1/19/22 149 3 — 3
Morgan Stanley, Receive Underlying
Reference: ERO Monthly, Pay Variable
0.968% (1M CAD CDOR + 0.55%)
Monthly, 1/19/22 188 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 0.431% (1M CAD CDOR +
0.30%) Monthly, 1/20/22 247 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Lightspeed POS Monthly,
Pay Variable 0.968% (1M CAD CDOR +
0.55%) Monthly, 1/19/22 234 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 0.431% (1M CAD CDOR +
0.30%) Monthly, 1/20/22 109 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Sprott Physical Gold and
Silver Trust Monthly, Pay Variable 0.431%
(1M CAD CDOR + 0.30%) Monthly,
1/20/22 82 3 — 3
Morgan Stanley, Receive Underlying
Reference: Sun Life Financial Monthly,
Pay Variable 0.968% (1M CAD CDOR +
0.55%) Monthly, 1/19/22 354 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Wesdome Gold Mines
Monthly, Pay Variable 0.968% (1M CAD
CDOR + 0.55%) Monthly, 1/19/22 207 9 — 9
Total Canada — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Cayman Islands (0.0)%
Goldman Sachs, Pay Underlying
Reference: Tencent Holdings Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 413 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Alibaba Group Holding
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 33 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Sogou Monthly, Receive
Variable (0.899)% (1M USD LIBOR +
(1.03)%) Monthly, 1/20/22 116 — — —
Morgan Stanley, Receive Underlying
Reference: Sohu.com Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 70 6 — 6
Total Cayman Islands — (31)
China 0.0%
Morgan Stanley, Receive Underlying
Reference: Zhejiang Runtu, Class A
Monthly, Pay Variable 3.556% (1M CNH
HIBOR + 1.15%) Monthly, 1/20/22 1,323 4 — 4
UBS Securities, Receive Underlying
Reference: Deppon Logistics, Class A
Monthly, Pay Variable 3.140% (1M CNH
HIBOR + 0.75%) Monthly, 1/20/22 307 2 — 2
UBS Securities, Receive Underlying
Reference: Deppon Logistics, Class A
Monthly, Pay Variable 3.156% (1M CNH
HIBOR + 0.75%) Monthly, 1/20/22 903 9 — 9
Total China — 15
Denmark (0.0)%
Citibank, Pay Underlying Reference:
AP Moller - Maersk, Class B Monthly,
Receive Variable (0.640)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/19/22 416 10 — 10
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.640)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/19/22 327 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.640)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/22 297 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Ascendis Pharma Monthly,
Pay Variable 0.481% (1M USD LIBOR +
0.35%) Monthly, 1/20/22 111 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: GN Store Nord Monthly,
Receive Variable (0.640)% (1M DKK
CIBOR + (0.35)%) Monthly, 1/19/22 1,479 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Vestas Wind Systems
Monthly, Receive Variable (0.640)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/19/22 650 2 — 2
Morgan Stanley, Pay Underlying
Reference: Vestas Wind Systems
Monthly, Receive Variable (0.640)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/22 624 2 — 2
Morgan Stanley, Receive Underlying
Reference: Genmab Monthly, Pay
Variable 0.060% (1M DKK CIBOR +
0.35%) Monthly, 1/19/22 1,921 (28) — (28)
UBS Securities, Pay Underlying
Reference: Vestas Wind Systems
Monthly, Receive Variable (0.690)% (1M
DKK CIBOR + (0.40)%) Monthly, 1/20/22 852 3 — 3
Total Denmark — (4)
Finland 0.0%
Citibank, Pay Underlying Reference:
Nordea Bank Monthly, Receive Variable
(0.410)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/19/22 (SEK) 1,156 6 — 6
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 276 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Neste Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 166 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Wartsila Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 287 25 — 25
Morgan Stanley, Receive Underlying
Reference: Stora Enso, R Shares
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 363 (23) — (23)
UBS Securities, Receive Underlying
Reference: Sampo, A Shares Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 151 (1) — (1)
Total Finland — 3
France (0.1)%
Bank of America, Pay Underlying
Reference: Eutelsat Communications
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 94 (5) — (5)
Bank of America, Receive Underlying
Reference: Thales Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 78 (3) — (3)
Citibank, Pay Underlying Reference:
Dassault Systemes Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 114 (2) — (2)
Citibank, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/20/22 93 13 — 13
Morgan Stanley, Pay Underlying
Reference: Arkema Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/20/22 105 7 — 7
Morgan Stanley, Pay Underlying
Reference: Cie de Saint-Gobain Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 53 3 — 3
Morgan Stanley, Pay Underlying
Reference: Cie de Saint-Gobain Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 80 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kering Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 346 15 — 15
Morgan Stanley, Receive Underlying
Reference: BNP Paribas Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 574 (73) — (73)
Morgan Stanley, Receive Underlying
Reference: Constellium Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 281 (34) — (34)
UBS Securities, Pay Underlying
Reference: LVMH Moet Hennessy
Louis Vuitton Monthly, Receive Variable
(0.957)% (1M EURIBOR + (0.40)%)
Monthly, 1/19/22 227 (3) — (3)
UBS Securities, Pay Underlying
Reference: LVMH Moet Hennessy
Louis Vuitton Monthly, Receive Variable
(0.957)% (1M EURIBOR + (0.40)%)
Monthly, 1/20/22 134 (1) — (1)
UBS Securities, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 188 (12) — (12)
Total France — (91)
Germany 0.0%
Bank of America, Pay Underlying
Reference: Brenntag Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 504 20 — 20
Citibank, Pay Underlying Reference:
Allianz Monthly, Receive Variable
(0.907)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 598 56 — 56
Citibank, Pay Underlying Reference:
Deutsche Bank Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 173 27 — 27
Citibank, Pay Underlying Reference:
Deutsche Wohnen Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 91 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
HelloFresh Monthly, Receive Variable
(0.907)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 166 (26) — (26)
Citibank, Pay Underlying Reference:
STRATEC Monthly, Receive Variable
(0.918)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 33 — — —
Citibank, Pay Underlying Reference:
TeamViewer Monthly, Receive Variable
(0.907)% (1M EURIBOR + (0.35)%)
Monthly, 1/19/22 92 (7) — (7)
Citibank, Receive Underlying Reference:
Infineon Technologies Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 152 (3) — (3)
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 122 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: STRATEC Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 106 (12) — (12)
Goldman Sachs, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 6 — — —
Goldman Sachs, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/20/22 89 2 — 2
Goldman Sachs, Receive Underlying
Reference: Merck Monthly, Pay Variable
(0.157)% (1M EURIBOR + 0.40%)
Monthly, 1/19/22 278 (25) — (25)
JPMorgan Chase, Pay Underlying
Reference: Volkswagen Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 456 (22) — (22)
JPMorgan Chase, Receive Underlying
Reference: Porsche Automobil Holding
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 302 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bayerische Motoren Werke
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 135 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Carl Zeiss Meditec, Class BR
Monthly, Receive Variable (0.907)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22 128 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 69 4 — 4
Morgan Stanley, Pay Underlying
Reference: MTU Aero Engines Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 169 19 — 19
Morgan Stanley, Pay Underlying
Reference: RWE Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 517 31 — 31
Morgan Stanley, Pay Underlying
Reference: SAP Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 426 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Covestro Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 177 9 — 9
Morgan Stanley, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 160 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Sartorius Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/20/22 76 9 — 9
UBS Securities, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.957)% (1M EURIBOR
+ (0.40)%) Monthly, 1/19/22 12 1 — 1
UBS Securities, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.957)% (1M EURIBOR
+ (0.40)%) Monthly, 1/20/22 125 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Fresenius Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 89 (5) — (5)
Total Germany — 58
Hong Kong 0.0%
Goldman Sachs, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 0.513% (1M HKD
HIBOR + 0.40%) Monthly, 1/19/22 865 2 — 2
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 0.663% (1M HKD
HIBOR + 0.55%) Monthly, 1/19/22 519 1 — 1
UBS Securities, Pay Underlying
Reference: Cathay Pacific Airways
Monthly, Receive Variable (3.187)% (1M
HKD HIBOR + (3.30)%) Monthly, 1/19/22 179 4 — 4
UBS Securities, Pay Underlying
Reference: Swire Properties Monthly,
Receive Variable (0.287)% (1M HKD
HIBOR + (0.40)%) Monthly, 1/19/22 972 4 — 4
UBS Securities, Receive Underlying
Reference: Swire Pacific, Class A
Monthly, Pay Variable 0.463% (1M HKD
HIBOR + 0.35%) Monthly, 1/19/22 1,884 1 — 1
UBS Securities, Receive Underlying
Reference: Swire Pacific, Class B
Monthly, Pay Variable 0.463% (1M HKD
HIBOR + 0.35%) Monthly, 1/19/22 505 1 — 1
Total Hong Kong — 13
Ireland 0.1%
Bank of America, Pay Underlying
Reference: Pentair Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 173 9 — 9
Citibank, Pay Underlying Reference:
iShares Core FTSE 100 UCITS ETF
Monthly, Receive Variable (0.323)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22
(GBP) 1,092 26 — 26

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
iShares Core FTSE 100 UCITS ETF
Monthly, Receive Variable (0.321)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22
(GBP) 259 15 — 15
Goldman Sachs, Pay Underlying
Reference: Allegion plc Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 186 12 — 12
Morgan Stanley, Pay Underlying
Reference: Aon, Class A Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 1,213 26 — 26
Morgan Stanley, Receive Underlying
Reference: Willis Towers Watson
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 938 (17) — (17)
UBS Securities, Pay Underlying
Reference: CRH Monthly, Receive
Variable (0.373)% (1M GBP LIBOR +
(0.40)%) Monthly, 1/20/22 (GBP) 150 15 — 15
UBS Securities, Receive Underlying
Reference: Kerry Group, Class A
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 77 (2) — (2)
Total Ireland — 84
Italy 0.0%
Citibank, Receive Underlying Reference:
Atlantia Monthly, Pay Variable (0.207)%
(1M EURIBOR + 0.35%) Monthly,
1/19/22 179 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: DiaSorin Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 100 13 — 13
Morgan Stanley, Pay Underlying
Reference: Telecom Italia Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 77 5 — 5
Morgan Stanley, Pay Underlying
Reference: Telecom Italia Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/20/22 26 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Atlantia Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 126 (6) — (6)
Total Italy — 6
Japan 0.0%
Citibank, Pay Underlying Reference:
Ajinomoto Monthly, Receive Variable
(0.462)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/20/22 8,605 — — —
Citibank, Pay Underlying Reference:
Calbee Monthly, Receive Variable
(0.462)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/20/22 7,165 — — —
Citibank, Pay Underlying Reference:
Honda Motor Monthly, Receive Variable
(0.462)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 23,814 4 — 4
Citibank, Pay Underlying Reference:
iShares Core TOPIX ETF Monthly,
Receive Variable (0.456)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 17,455 2 — 2
Citibank, Pay Underlying Reference:
Sysmex Monthly, Receive Variable
(0.462)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/20/22 14,135 6 — 6
Citibank, Receive Underlying Reference:
Bridgestone Monthly, Pay Variable
0.338% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 65,819 (8) — (8)
Citibank, Receive Underlying Reference:
Hino Motors Monthly, Pay Variable
0.338% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 39,207 7 — 7
Citibank, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.338%
(1M JPY LIBOR + 0.40%) Monthly,
1/19/22 11,408 (2) — (2)
Citibank, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.338%
(1M JPY LIBOR + 0.40%) Monthly,
1/20/22 5,704 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Mitsubishi Monthly, Pay Variable 0.338%
(1M JPY LIBOR + 0.40%) Monthly,
1/19/22 12,555 (1) — (1)
Citibank, Receive Underlying Reference:
Mitsubishi Monthly, Pay Variable 0.343%
(1M JPY LIBOR + 0.40%) Monthly,
1/19/22 10,977 (4) — (4)
Citibank, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable
0.338% (1M JPY LIBOR + 0.40%)
Monthly, 1/19/22 3,920 1 — 1
Citibank, Receive Underlying Reference:
Sega Sammy Holdings Monthly, Pay
Variable 0.338% (1M JPY LIBOR +
0.40%) Monthly, 1/19/22 25,610 1 — 1
Citibank, Receive Underlying Reference:
Sumitomo Electric Industries Monthly,
Pay Variable 0.338% (1M JPY LIBOR +
0.40%) Monthly, 1/19/22 10,563 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Ajinomoto Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 8,605 — — —
Morgan Stanley, Pay Underlying
Reference: Calbee Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 5,296 — — —
Morgan Stanley, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.622)% (1M
JPY LIBOR + (0.56)%) Monthly, 1/19/22 24,755 16 — 16
Morgan Stanley, Pay Underlying
Reference: Daifuku Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/20/22 24,434 17 — 17
Morgan Stanley, Pay Underlying
Reference: Daikin Industries Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 25,548 12 — 12
Morgan Stanley, Pay Underlying
Reference: Japan Post Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 14,569 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kubota Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 12,444 1 — 1
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 31,786 3 — 3
Morgan Stanley, Pay Underlying
Reference: Nidec Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 31,165 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 17,944 13 — 13
Morgan Stanley, Pay Underlying
Reference: Pola Orbis Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 11,107 1 — 1
Morgan Stanley, Pay Underlying
Reference: SG Holdings Monthly,
Receive Variable (0.457)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 10,047 3 — 3
Morgan Stanley, Pay Underlying
Reference: Shimano Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 12,525 2 — 2
Morgan Stanley, Pay Underlying
Reference: Sysmex Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/20/22 5,140 2 — 2
Morgan Stanley, Pay Underlying
Reference: Welcia Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 15,795 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Amada Monthly, Pay Variable
0.488% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 21,050 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.488% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 38,338 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.493% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 6,721 3 — 3
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly,
Pay Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 17,950 3 — 3
Morgan Stanley, Receive Underlying
Reference: Benefit One Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 11,563 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Fast Retailing Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 9,099 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Fast Retailing Monthly, Pay
Variable 0.493% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 9,185 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Kirin Holdings Monthly,
Pay Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 43,038 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Matsumotokiyoshi Holdings
Monthly, Pay Variable 0.488% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22 12,194 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: ORIX Monthly, Pay Variable
0.488% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22 5,961 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: ORIX Monthly, Pay Variable
0.488% (1M JPY LIBOR + 0.55%)
Monthly, 1/20/22 5,600 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 5,399 3 — 3
Morgan Stanley, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 4,799 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/20/22 10,155 5 — 5
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 27,902 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Shiseido Monthly, Pay
Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 8,641 3 — 3
Morgan Stanley, Receive Underlying
Reference: SoftBank Group Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 81 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Sumitomo Chemical Monthly,
Pay Variable 0.488% (1M JPY LIBOR +
0.55%) Monthly, 1/19/22 17,934 26 — 26
UBS Securities, Pay Underlying
Reference: Honda Motor Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 15,026 3 — 3
UBS Securities, Pay Underlying
Reference: Kobe Bussan Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 30,878 6 — 6
UBS Securities, Pay Underlying
Reference: Kubota Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 4,931 1 — 1
UBS Securities, Pay Underlying
Reference: Nissan Chemical Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 17,490 (4) — (4)
UBS Securities, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 29,159 20 — 20
UBS Securities, Pay Underlying
Reference: Nomura Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22 4,664 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Pay Underlying
Reference: Nomura Holdings Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22 8,974 6 — 6
UBS Securities, Pay Underlying
Reference: Ono Pharmaceutical Monthly,
Receive Variable (0.462)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22 25,830 (4) — (4)
UBS Securities, Pay Underlying
Reference: SMC Monthly, Receive
Variable (0.462)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22 20,388 13 — 13
UBS Securities, Pay Underlying
Reference: Sumitomo Realty &
Development Monthly, Receive Variable
(0.462)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22 13,945 (3) — (3)
UBS Securities, Receive Underlying
Reference: Asics Monthly, Pay Variable
0.288% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 8,747 — — —
UBS Securities, Receive Underlying
Reference: FANUC Monthly, Pay Variable
0.288% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 46,793 (3) — (3)
UBS Securities, Receive Underlying
Reference: Heiwa Real Estate Monthly,
Pay Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 21,090 (6) — (6)
UBS Securities, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 16,974 (1) — (1)
UBS Securities, Receive Underlying
Reference: Maeda Monthly, Pay Variable
0.288% (1M JPY LIBOR + 0.35%)
Monthly, 1/19/22 17,888 (12) — (12)
UBS Securities, Receive Underlying
Reference: Mitsui Fudosan Monthly,
Pay Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 24,551 6 — 6
UBS Securities, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.288% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22 25,491 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Obara Group Monthly, Pay
Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 18,338 (1) — (1)
UBS Securities, Receive Underlying
Reference: Tokyo Ohka Kogyo Monthly,
Pay Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 16,698 (8) — (8)
UBS Securities, Receive Underlying
Reference: Tokyo Tatemono Monthly,
Pay Variable 0.288% (1M JPY LIBOR +
0.35%) Monthly, 1/19/22 19,206 (3) — (3)
Total Japan — 81
Jersey (0.0)%
Citibank, Receive Underlying Reference:
boohoo Group Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 89 — — —
Goldman Sachs, Receive Underlying
Reference: boohoo Group Monthly,
Pay Variable 0.427% (1M GBP LIBOR +
0.40%) Monthly, 1/19/22 30 — — —
Morgan Stanley, Pay Underlying
Reference: Ferguson Monthly, Receive
Variable (0.323)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 137 16 — 16
Morgan Stanley, Receive Underlying
Reference: boohoo Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 89 — — —
Morgan Stanley, Receive Underlying
Reference: Experian Monthly, Pay
Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 426 (25) — (25)
Total Jersey — (9)
Luxembourg (0.0)%
Bank of America, Pay Underlying
Reference: SES Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 92 8 — 8
Citibank, Pay Underlying Reference:
Allegro.eu Monthly, Receive Variable
(0.560)% (1M PLN WIBOR + (0.75)%)
Monthly, 1/19/22 (PLN) 583 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 0.463% (1M HKD
HIBOR + 0.35%) Monthly, 1/19/22 (HKD) 1,791 (16) — (16)
Total Luxembourg — (1)
Mexico (0.0)%
Morgan Stanley, Pay Underlying
Reference: Alpek 28 Days, Receive
Variable 3.966% (MXIBTIIE + (0.50)%) 28
Days, 1/19/22 87 — — —
Morgan Stanley, Pay Underlying
Reference: Axtel 28 Days, Receive
Variable 3.686% (MXIBTIIE + (0.78)%) 28
Days, 1/19/22 23 — — —
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A 28 Days, Pay
Variable 5.016% (MXIBTIIE + 0.55%) 28
Days, 1/19/22 177 (1) — (1)
Total Mexico — (1)
Netherlands (0.0)%
Citibank, Receive Underlying Reference:
Adyen Monthly, Pay Variable (0.207)%
(1M EURIBOR + 0.35%) Monthly,
1/19/22 141 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
(0.157)% (1M EURIBOR + 0.40%)
Monthly, 1/19/22 272 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Stellantis Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 70 — — —
JPMorgan Chase, Receive Underlying
Reference: ING Groep Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 172 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Wolters Kluwer Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 118 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Airbus Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 79 (10) — (10)
Total Netherlands — (33)
Norway (0.0)%
Citibank, Pay Underlying Reference:
Adevinta Monthly, Receive Variable
(0.040)% (1M NOK NIBOR + (0.35)%)
Monthly, 1/19/22 1,182 (4) — (4)
Citibank, Pay Underlying Reference:
Telenor Monthly, Receive Variable
(0.040)% (1M NOK NIBOR + (0.35)%)
Monthly, 1/19/22 733 2 — 2
Citibank, Pay Underlying Reference: Yara
International Monthly, Receive Variable
(0.040)% (1M NOK NIBOR + (0.35)%)
Monthly, 1/19/22 1,062 (4) — (4)
Total Norway — (6)
Portugal (0.0)%
JPMorgan Chase, Receive Underlying
Reference: EDP - Energias de Portugal
Monthly, Pay Variable (0.207)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22 158 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 203 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/20/22 50 (4) — (4)
Total Portugal — (28)
Puerto Rico (0.0)%
Goldman Sachs, Receive Underlying
Reference: Popular Monthly, Pay Variable
0.531% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 241 (14) — (14)
Total Puerto Rico — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Goldman Sachs, Receive Underlying
Reference: Naspers, N Shares Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 320 15 — 15
Total South Africa — 15
Spain 0.0%
Citibank, Pay Underlying Reference:
Banco Santander Monthly, Receive
Variable (0.907)% (1M EURIBOR +
(0.35)%) Monthly, 1/19/22 257 35 — 35
Citibank, Receive Underlying Reference:
Amadeus IT Group Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 155 (12) — (12)
Citibank, Receive Underlying Reference:
Cellnex Telecom Monthly, Pay Variable
(0.207)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22 158 7 — 7
Morgan Stanley, Pay Underlying
Reference: Banco Santander Monthly,
Receive Variable (0.907)% (1M EURIBOR
+ (0.35)%) Monthly, 1/19/22 127 17 — 17
Morgan Stanley, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable (0.207)% (1M EURIBOR +
0.35%) Monthly, 1/19/22 225 (18) — (18)
Total Spain — 29
Sweden 0.0%
Bank of America, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, B Shares Monthly, Pay Variable
0.290% (1M SEK STIBOR + 0.35%)
Monthly, 1/19/22 3,889 31 — 31
Citibank, Pay Underlying Reference:
Boliden Monthly, Receive Variable
(0.410)% (1M SEK STIBOR + (0.35)%)
Monthly, 1/19/22 1,418 12 — 12
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay
Variable 0.290% (1M SEK STIBOR +
0.35%) Monthly, 1/19/22 915 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Atlas, B Shares Monthly, Pay
Variable 0.340% (1M SEK STIBOR +
0.40%) Monthly, 1/19/22 1,160 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Swedish Match Monthly, Pay
Variable 0.340% (1M SEK STIBOR +
0.40%) Monthly, 1/19/22 2,486 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 0.340% (1M SEK
STIBOR + 0.40%) Monthly, 1/19/22 754 1 — 1
Morgan Stanley, Pay Underlying
Reference: Kinnevik, Class B Monthly,
Receive Variable (0.410)% (1M SEK
STIBOR + (0.35)%) Monthly, 1/19/22 1,167 3 — 3
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 0.290% (1M SEK STIBOR +
0.35%) Monthly, 1/19/22 4,305 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: Trelleborg, B Shares Monthly,
Pay Variable 0.290% (1M SEK STIBOR +
0.35%) Monthly, 1/19/22 1,620 (7) — (7)
UBS Securities, Pay Underlying
Reference: SKF, B Shares Monthly,
Receive Variable (0.460)% (1M SEK
STIBOR + (0.40)%) Monthly, 1/19/22 1,630 5 — 5
Total Sweden — 17
Switzerland 0.0%
Bank of America, Receive Underlying
Reference: ABB Monthly, Pay Variable
(0.461)% (1M CHF LIBOR + 0.35%)
Monthly, 1/19/22 160 1 — 1
Citibank, Pay Underlying Reference:
Credit Suisse Group Monthly, Receive
Variable (1.161)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/20/22 57 3 — 3
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable
(1.161)% (1M CHF LIBOR + (0.35)%)
Monthly, 1/19/22 8 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Nestle Monthly, Receive Variable
(1.161)% (1M CHF LIBOR + (0.35)%)
Monthly, 1/19/22 770 7 — 7
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.161)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/20/22 106 — — —
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable (1.161)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 91 3 — 3
Citibank, Receive Underlying Reference:
Chocoladefabriken Lindt & Spruengli
Monthly, Pay Variable (0.461)% (1M CHF
LIBOR + 0.35%) Monthly, 1/19/22 110 (10) — (10)
Citibank, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay
Variable (0.461)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 — — — —
Citibank, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay
Variable (0.461)% (1M CHF LIBOR +
0.35%) Monthly, 1/20/22 36 — — —
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable (0.461)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 358 3 — 3
Goldman Sachs, Receive Underlying
Reference: TE Connectivity Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 261 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Barry Callebaut Monthly, Pay
Variable (0.411)% (1M CHF LIBOR +
0.40%) Monthly, 1/19/22 96 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Credit Suisse Group Monthly,
Receive Variable (1.161)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/19/22 118 6 — 6
Morgan Stanley, Pay Underlying
Reference: Geberit Monthly, Receive
Variable (1.161)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 100 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable (1.161)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/19/22 150 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: UBS Group Monthly, Receive
Variable (1.161)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/19/22 548 27 — 27
Morgan Stanley, Receive Underlying
Reference: Alcon Monthly, Pay Variable
(0.461)% (1M CHF LIBOR + 0.35%)
Monthly, 1/20/22 64 2 — 2
Morgan Stanley, Receive Underlying
Reference: Alcon Monthly, Pay Variable
0.350% (1M CHF LIBOR + (0.461)%)
Monthly, 1/20/22 65 2 — 2
Morgan Stanley, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable (0.461)% (1M CHF
LIBOR + 0.35%) Monthly, 1/19/22 38 — — —
Morgan Stanley, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable (0.461)% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/22 97 1 — 1
UBS Securities, Receive Underlying
Reference: Julius Baer Group Monthly,
Pay Variable (0.461)% (1M CHF LIBOR +
0.35%) Monthly, 1/19/22 153 (2) — (2)
Total Switzerland — 26
United Kingdom (0.0)%
Bank of America, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 473 (9) — (9)
Bank of America, Receive Underlying
Reference: Direct Line Insurance Group
Monthly, Pay Variable 0.377% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22 157 (19) — (19)
Bank of America, Receive Underlying
Reference: Great Portland Estates
Monthly, Pay Variable 0.377% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22 42 1 — 1
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable (0.323)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22 487 63 — 63

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
HSBC Holdings Monthly, Receive
Variable (0.323)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 320 22 — 22
Citibank, Pay Underlying Reference:
Prudential Monthly, Receive Variable
(0.323)% (1M GBP LIBOR + (0.35)%)
Monthly, 1/19/22 16 4 — 4
Citibank, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable (0.323)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/20/22 46 — — —
Citibank, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.379% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 67 (7) — (7)
Citibank, Receive Underlying Reference:
Aviva Monthly, Pay Variable 0.377% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 142 (3) — (3)
Citibank, Receive Underlying Reference:
Derwent London Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 101 (4) — (4)
Citibank, Receive Underlying Reference:
Great Portland Estates Monthly, Pay
Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 180 5 — 5
Citibank, Receive Underlying Reference:
London Stock Exchange Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 177 (12) — (12)
Citibank, Receive Underlying Reference:
Whitbread Monthly, Pay Variable 0.377%
(1M GBP LIBOR + 0.35%) Monthly,
1/19/22 371 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Fresnillo Monthly, Pay
Variable 0.376% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 136 3 — 3
Goldman Sachs, Receive Underlying
Reference: Informa Monthly, Pay Variable
0.427% (1M GBP LIBOR + 0.40%)
Monthly, 1/19/22 64 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Unilever Monthly, Pay
Variable 0.427% (1M GBP LIBOR +
0.40%) Monthly, 1/19/22 127 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: Auto Trader Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 75 — — —
JPMorgan Chase, Receive Underlying
Reference: BHP Group Monthly, Pay
Variable 0.379% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 78 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: Diageo Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 86 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Greggs Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 113 16 — 16
Morgan Stanley, Pay Underlying
Reference: AstraZeneca Monthly,
Receive Variable (0.173)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 140 8 — 8
Morgan Stanley, Pay Underlying
Reference: AstraZeneca Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 364 5 — 5
Morgan Stanley, Pay Underlying
Reference: Intertek Group Monthly,
Receive Variable (0.323)% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22 167 2 — 2
Morgan Stanley, Pay Underlying
Reference: Prudential Monthly, Receive
Variable (0.323)% (1M GBP LIBOR +
(0.35)%) Monthly, 1/19/22 124 31 — 31
Morgan Stanley, Pay Underlying
Reference: Standard Life Aberdeen
Monthly, Receive Variable (0.323)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22 358 4 — 4
Morgan Stanley, Pay Underlying
Reference: Standard Life Aberdeen
Monthly, Receive Variable (0.323)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/20/22 45 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Aviva Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 3 — — —
Morgan Stanley, Receive Underlying
Reference: Burberry Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 139 — — —
Morgan Stanley, Receive Underlying
Reference: Derwent London Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 78 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Direct Line Insurance Group
Monthly, Pay Variable 0.377% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22 258 (32) — (32)
Morgan Stanley, Receive Underlying
Reference: London Stock Exchange
Group Monthly, Pay Variable 0.377% (1M
GBP LIBOR + 0.35%) Monthly, 1/19/22 146 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Pearson Monthly, Pay
Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 80 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Polypipe Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 86 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Segro Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 98 (1) — (1)
UBS Securities, Receive Underlying
Reference: ASOS Monthly, Pay Variable
0.377% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22 139 (14) — (14)
UBS Securities, Receive Underlying
Reference: Big Yellow Group Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 261 (8) — (8)
UBS Securities, Receive Underlying
Reference: Derwent London Monthly,
Pay Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 300 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
UBS Securities, Receive Underlying
Reference: Trainline Monthly, Pay
Variable 0.377% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22 174 (10) — (10)
Total United Kingdom — (23)
United States 0.0%
Bank of America, Pay Underlying
Reference: FMC Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 133 13 — 13
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 124 2 — 2
Bank of America, Receive Underlying
Reference: Cognizant Technology
Solutions, Class A Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 177 (5) — (5)
Bank of America, Receive Underlying
Reference: United Parcel Service, Class
B Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 124 (3) — (3)
Citibank, Pay Underlying Reference:
BlackRock Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 322 12 — 12
Citibank, Pay Underlying Reference:
Franklin Electric Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 43 1 — 1
Citibank, Pay Underlying Reference:
Inphi Monthly, Receive Variable (0.178)%
(1M USD LIBOR + (0.30)%) Monthly,
1/20/22 106 5 — 5
Citibank, Pay Underlying Reference:
Inphi Monthly, Receive Variable (0.169)%
(1M USD LIBOR + (0.30)%) Monthly,
1/20/22 69 1 — 1
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 172 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
NextEra Energy Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 205 (3) — (3)
Citibank, Receive Underlying Reference:
RPM International Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 134 (6) — (6)
Citibank, Receive Underlying Reference:
VeriSign Monthly, Pay Variable 0.431%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 130 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Apple Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 427 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: Atmos Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 328 4 — 4
Goldman Sachs, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable (0.181)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 68 — — —
Goldman Sachs, Pay Underlying
Reference: Citigroup Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 97 9 — 9
Goldman Sachs, Pay Underlying
Reference: Citizens Financial Group
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 113 12 — 12
Goldman Sachs, Pay Underlying
Reference: Darden Restaurants Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 163 5 — 5
Goldman Sachs, Pay Underlying
Reference: Digital Realty Trust Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 138 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: Duke Realty Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 120 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 52 3 — 3
Goldman Sachs, Pay Underlying
Reference: Gray Television Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 111 — — —
Goldman Sachs, Pay Underlying
Reference: HollyFrontier Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 18 — — —
Goldman Sachs, Pay Underlying
Reference: Interpublic Group Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 20 1 — 1
Goldman Sachs, Pay Underlying
Reference: Kraft Heinz Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 17 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable (0.181)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 40 — — —
Goldman Sachs, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.179)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 1,206 22 — 22
Goldman Sachs, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (2.443)% (1M USD
LIBOR + (2.574)%) Monthly, 1/20/22 85 — — —
Goldman Sachs, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (0.181)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 19 — — —
Goldman Sachs, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (0.181)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 22 — — —
Goldman Sachs, Pay Underlying
Reference: VanEck Vectors
Semiconductor ETF Monthly, Receive
Variable (0.179)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 249 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Vontier Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 149 11 — 11
Goldman Sachs, Pay Underlying
Reference: Walgreens Boots Alliance
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 98 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Zimmer Biomet Holdings
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 152 6 — 6
Goldman Sachs, Receive Underlying
Reference: Apartment Income REIT
Monthly, Pay Variable 0.531% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22 4 — — —
Goldman Sachs, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 774 (79) — (79)
Goldman Sachs, Receive Underlying
Reference: Dollar Tree Monthly, Pay
Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 113 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 162 — — —
Goldman Sachs, Receive Underlying
Reference: Intuit Monthly, Pay Variable
0.531% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22 230 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Live Nation Entertainment
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 193 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 0.420% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 205 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 0.423% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 188 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Morgan Stanley Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 256 (26) — (26)
Goldman Sachs, Receive Underlying
Reference: NortonLifeLock Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 98 1 — 1
Goldman Sachs, Receive Underlying
Reference: Otis Worldwide Monthly,
Pay Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 239 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Packaging Monthly, Pay
Variable 0.531% (1M USD LIBOR +
0.40%) Monthly, 1/20/22 150 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: salesforce.com Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 314 18 — 18
Goldman Sachs, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 205 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: T-Mobile U.S. Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 299 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: WESCO International
Monthly, Pay Variable 0.531% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22 12 — — —
JPMorgan Chase, Pay Underlying
Reference: AmerisourceBergen Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 154 4 — 4
JPMorgan Chase, Pay Underlying
Reference: CH Robinson Worldwide
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 100 10 — 10
JPMorgan Chase, Pay Underlying
Reference: Citigroup Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 87 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Citizens Financial Group
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 114 12 — 12
JPMorgan Chase, Pay Underlying
Reference: Ecolab Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 89 3 — 3
JPMorgan Chase, Pay Underlying
Reference: Expeditors International of
Washington Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 740 29 — 29
JPMorgan Chase, Pay Underlying
Reference: Hershey Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 121 2 — 2
JPMorgan Chase, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 175 3 — 3
JPMorgan Chase, Pay Underlying
Reference: Intel Monthly, Receive
Variable (0.177)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 142 2 — 2
JPMorgan Chase, Pay Underlying
Reference: Intel Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 173 6 — 6
JPMorgan Chase, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 42 3 — 3
JPMorgan Chase, Pay Underlying
Reference: L Brands Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 116 11 — 11
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 314 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Oracle Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 107 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Raytheon Technologies
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 85 3 — 3
JPMorgan Chase, Pay Underlying
Reference: Republic Services Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 166 6 — 6
JPMorgan Chase, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 201 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 109 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: Entergy Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 135 — — —
JPMorgan Chase, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 98 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Juniper Networks Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 145 — — —
JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 141 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Netflix Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 123 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 614 (41) — (41)
Morgan Stanley, Pay Underlying
Reference: Activision Blizzard Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 134 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Adobe Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 116 — — —
Morgan Stanley, Pay Underlying
Reference: Advanced Micro Devices
Monthly, Receive Variable (0.178)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 218 21 — 21
Morgan Stanley, Pay Underlying
Reference: Advanced Micro Devices
Monthly, Receive Variable (0.177)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 203 6 — 6
Morgan Stanley, Pay Underlying
Reference: Air Products and Chemicals
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 565 37 — 37
Morgan Stanley, Pay Underlying
Reference: Alliant Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 140 1 — 1
Morgan Stanley, Pay Underlying
Reference: Alliant Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 — — — —
Morgan Stanley, Pay Underlying
Reference: AMETEK Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 167 8 — 8
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 348 23 — 23
Morgan Stanley, Pay Underlying
Reference: Archer-Daniels-Midland
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 104 4 — 4
Morgan Stanley, Pay Underlying
Reference: Arista Networks Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 153 5 — 5
Morgan Stanley, Pay Underlying
Reference: AT&T Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 195 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 473 33 — 33
Morgan Stanley, Pay Underlying
Reference: Cabot Oil & Gas Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 101 3 — 3
Morgan Stanley, Pay Underlying
Reference: CoreLogic Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 111 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Corning Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 166 8 — 8
Morgan Stanley, Pay Underlying
Reference: Corteva Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 187 17 — 17
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.177)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 84 — — —
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 117 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Donaldson Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 107 — — —
Morgan Stanley, Pay Underlying
Reference: Dow Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 189 18 — 18
Morgan Stanley, Pay Underlying
Reference: Eastman Chemical Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 283 17 — 17
Morgan Stanley, Pay Underlying
Reference: Ecolab Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 90 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Enphase Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 86 4 — 4
Morgan Stanley, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 112 1 — 1
Morgan Stanley, Pay Underlying
Reference: Exelon Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 204 8 — 8
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 401 26 — 26
Morgan Stanley, Pay Underlying
Reference: Fortune Brands Home &
Security Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 121 3 — 3
Morgan Stanley, Pay Underlying
Reference: Franklin Electric Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 72 2 — 2
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 157 8 — 8
Morgan Stanley, Pay Underlying
Reference: Hewlett Packard Enterprise
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 82 1 — 1
Morgan Stanley, Pay Underlying
Reference: HollyFrontier Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 290 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 320 7 — 7
Morgan Stanley, Pay Underlying
Reference: Illinois Tool Works Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 151 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: International Business
Machines Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 432 31 — 31
Morgan Stanley, Pay Underlying
Reference: Interpublic Group Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 411 14 — 14
Morgan Stanley, Pay Underlying
Reference: Invesco QQQ Trust, Series 1
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 874 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: iShares China Large-Cap ETF
Monthly, Receive Variable (3.009)% (1M
USD LIBOR + (3.13)%) Monthly, 1/20/22 162 4 — 4
Morgan Stanley, Pay Underlying
Reference: iShares Russell 2000 ETF
Monthly, Receive Variable (0.609)% (1M
USD LIBOR + (0.73)%) Monthly, 1/20/22 337 8 — 8
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 393 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 819 59 — 59
Morgan Stanley, Pay Underlying
Reference: KLA Monthly, Receive
Variable (0.181)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 189 2 — 2
Morgan Stanley, Pay Underlying
Reference: Kraft Heinz Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 95 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Laboratory Corp. of America
Holdings Monthly, Receive Variable
(0.169)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22 90 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 163 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 143 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: MSCI Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 193 9 — 9
Morgan Stanley, Pay Underlying
Reference: Newmont Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 156 6 — 6
Morgan Stanley, Pay Underlying
Reference: Northrop Grumman Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 175 8 — 8
Morgan Stanley, Pay Underlying
Reference: NRG Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 145 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Paychex Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 153 1 — 1
Morgan Stanley, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable (0.172)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 10 1 — 1
Morgan Stanley, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable (0.171)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 30 1 — 1
Morgan Stanley, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 96 5 — 5
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 718 8 — 8
Morgan Stanley, Pay Underlying
Reference: Planet Fitness, Class A
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 203 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 277 4 — 4
Morgan Stanley, Pay Underlying
Reference: PTC Therapeutics Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 158 25 — 25
Morgan Stanley, Pay Underlying
Reference: Quest Diagnostics Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 81 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable (0.173)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 202 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 762 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.179)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 4,376 85 — 85
Morgan Stanley, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.172)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 931 33 — 33
Morgan Stanley, Pay Underlying
Reference: SPDR S&P 500 ETF Trust
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 9,638 144 — 144
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 306 12 — 12
Morgan Stanley, Pay Underlying
Reference: Teucrium Corn Fund Monthly,
Receive Variable (1.849)% (1M USD
LIBOR + (1.98)%) Monthly, 1/20/22 85 — — —
Morgan Stanley, Pay Underlying
Reference: Teucrium Soybean Fund
Monthly, Receive Variable (6.949)% (1M
USD LIBOR + (7.08)%) Monthly, 1/20/22 189 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Tupperware Brands Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 163 12 — 12
Morgan Stanley, Pay Underlying
Reference: U.S. Bancorp Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 575 66 — 66
Morgan Stanley, Pay Underlying
Reference: United States Cellular
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 130 5 — 5
Morgan Stanley, Pay Underlying
Reference: Valero Energy Monthly,
Receive Variable (0.169)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22 192 6 — 6
Morgan Stanley, Pay Underlying
Reference: VanEck Vectors
Semiconductor ETF Monthly, Receive
Variable (1.049)% (1M USD LIBOR +
(1.18)%) Monthly, 1/20/22 246 9 — 9
Morgan Stanley, Pay Underlying
Reference: Ventas Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 166 10 — 10
Morgan Stanley, Pay Underlying
Reference: Verizon Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 150 5 — 5
Morgan Stanley, Pay Underlying
Reference: Viatris Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 279 1 — 1
Morgan Stanley, Pay Underlying
Reference: Walgreens Boots Alliance
Monthly, Receive Variable (0.169)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22 58 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Whirlpool Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 184 9 — 9
Morgan Stanley, Pay Underlying
Reference: Xylem Monthly, Receive
Variable (0.169)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22 362 24 — 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Aerojet Rocketdyne Holdings
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 278 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Alaska Air Group Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 225 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Alexion Pharmaceuticals
Monthly, Pay Variable 0.428% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 200 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Alexion Pharmaceuticals
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 525 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Alphabet, Class A Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 242 14 — 14
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 157 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 109 4 — 4
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 281 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: American Electric Power
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 140 1 — 1
Morgan Stanley, Receive Underlying
Reference: American Tower Monthly,
Pay Variable 0.423% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 49 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: American Tower Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 105 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Amphenol, Class A Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 162 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Apartment Income REIT
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 330 2 — 2
Morgan Stanley, Receive Underlying
Reference: Atmos Energy Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 140 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Becton Dickinson & Company
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 166 — — —
Morgan Stanley, Receive Underlying
Reference: Biogen Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 272 7 — 7
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 655 7 — 7
Morgan Stanley, Receive Underlying
Reference: Camden Property Trust
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 200 3 — 3
Morgan Stanley, Receive Underlying
Reference: Capital One Financial
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 297 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Caterpillar Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 315 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Celanese Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 273 (24) — (24)
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 509 (63) — (63)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Chart Industries Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 184 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 104 6 — 6
Morgan Stanley, Receive Underlying
Reference: Cisco Systems Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 283 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Coca-Cola Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 101 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Conagra Brands Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 137 4 — 4
Morgan Stanley, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 415 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 287 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 98 — — —
Morgan Stanley, Receive Underlying
Reference: Deere Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 126 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Domino's Pizza Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 96 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: DoorDash, Class A Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 153 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Douglas Emmett Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 15 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Douglas Emmett Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 180 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: DTE Energy Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 568 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Duke Energy Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 399 8 — 8
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 465 42 — 42
Morgan Stanley, Receive Underlying
Reference: EOG Resources Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 178 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: EPAM Systems Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 540 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Equity LifeStyle Properties
Monthly, Pay Variable 0.429% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 156 2 — 2
Morgan Stanley, Receive Underlying
Reference: Equity LifeStyle Properties
Monthly, Pay Variable 0.430% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 60 1 — 1
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 31 — — —
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 149 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Eversource Energy Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 111 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 146 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Facebook, Class A Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 202 6 — 6
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 237 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 252 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 140 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 212 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 616 (35) — (35)
Morgan Stanley, Receive Underlying
Reference: Generation Bio Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 32 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Goldman Sachs Group
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 165 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Halliburton Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 302 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Hartford Financial Services
Group Monthly, Pay Variable 0.431% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 146 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 370 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Honeywell International
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 99 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Humana Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 111 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Huntington Bancshares
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 541 (56) — (56)
Morgan Stanley, Receive Underlying
Reference: Ingersoll Rand Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 166 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: iRhythm Technologies
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 118 (39) — (39)
Morgan Stanley, Receive Underlying
Reference: KKR Monthly, Pay Variable
0.681% (1M USD LIBOR + 0.55%)
Monthly, 1/20/22 155 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Las Vegas Sands Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 91 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Liberty Broadband, Class C
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 215 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Littelfuse Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 144 (17) — (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class A
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 114 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Mastercard, Class A Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 188 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Maxim Integrated Products
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 333 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 143 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Mudrick Capital Acquisition
Monthly, Pay Variable 0.425% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 40 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: NVR Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 156 17 — 17
Morgan Stanley, Receive Underlying
Reference: Oportun Financial Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 208 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Outfront Media Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 216 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 297 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Paylocity Holding Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 223 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: PNC Financial Services
Group Monthly, Pay Variable 0.431% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22 364 (24) — (24)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 19 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Roku Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 110 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 83 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Scholar Rock Holding
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 132 5 — 5
Morgan Stanley, Receive Underlying
Reference: Sealed Air Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 130 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Sempra Energy Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 119 2 — 2
Morgan Stanley, Receive Underlying
Reference: Shoals Technologies Group,
Class A Monthly, Pay Variable 0.420%
(1M USD LIBOR + 0.30%) Monthly,
1/20/22 194 5 — 5
Morgan Stanley, Receive Underlying
Reference: Terreno Realty Monthly,
Pay Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 28 — — —
Morgan Stanley, Receive Underlying
Reference: Terreno Realty Monthly,
Pay Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 146 1 — 1
Morgan Stanley, Receive Underlying
Reference: Tradeweb Markets, Class A
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 105 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Travelers Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 297 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 0.431% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22 94 1 — 1
Morgan Stanley, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 175 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 0.431% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 258 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 0.430% (1M USD LIBOR +
0.30%) Monthly, 1/20/22 214 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Xilinx Monthly, Pay Variable
0.423% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 378 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
0.431% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22 113 (5) — (5)
Total United States — 34
Total Bilateral Total Return Swaps — 163
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
Bank of America, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 1.535% at
Maturity, Receive Variable (Change in
CPI) at Maturity, 7/16/25 1,250 60 — 60
Citibank, 5 Year Zero-Coupon Inflation
Swap Pay Fixed 1.548% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 7/8/25 1,250 59 — 59
Total Bilateral Zero-Coupon Inflation Swaps — 119
Total Bilateral Swaps (1) 282

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Interest Rate Swaps 0.0%
China (0.0)%
5 Year Interest Rate Swap, Receive Fixed
0.265% Quarterly, Pay Variable 2.770% (7
Day Interbank Repo) Quarterly, 10/28/25 12,000 (9) 1 (10)
5 Year Interest Rate Swap, Receive Fixed
2.550% Quarterly, Pay Variable 3.190% (7
Day Interbank Repo) Quarterly, 7/17/25 18,000 (24) — (24)
5 Year Interest Rate Swap, Receive Fixed
2.600% Quarterly, Pay Variable 2.770% (7
Day Interbank Repo) Quarterly, 8/12/25 18,000 (18) — (18)
5 Year Interest Rate Swap, Receive Fixed
2.805% Quarterly, Pay Variable 3.190% (7
Day Interbank Repo) Quarterly, 11/13/25 12,000 5 — 5
Total China (47)
Czech Republic 0.0%
2 Year Interest Rate Swap, Pay Fixed
0.300% Annually, Receive Variable
0.360% (6M CZK PRIBOR) Semi-
Annually, 10/29/22 100,000 27 — 27
2 Year Interest Rate Swap, Pay Fixed
0.475% Annually, Receive Variable
0.360% (6M CZK PRIBOR) Semi-
Annually, 11/11/22 95,000 11 1 10
Total Czech Republic 37
Poland 0.0%
10 Year Interest Rate Swap, Pay Fixed
0.920% Annually, Receive Variable
0.250% (6M PLN WIBOR) Semi-Annually,
10/29/30 3,700 24 — 24
10 Year Interest Rate Swap, Pay Fixed
1.090% Annually, Receive Variable
0.250% (6M PLN WIBOR) Semi-Annually,
11/12/30 3,300 8 1 7
Total Poland 31
Total Centrally Cleared Interest Rate Swaps 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in $000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.637% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/29/25 2,500 110 — 110
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.788% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/12/25 100 3 — 3
Total Centrally Cleared Zero-Coupon Inflation
Swaps 113
Total Centrally Cleared Swaps 134
Net payments (receipts) of variation margin to date (117)
Variation margin receivable (payable) on centrally cleared swaps $ 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/26/21 MXN 44,283 USD 2,202 $ (48)
BNP Paribas 2/26/21 USD 368 RUB 27,428 6
Deutsche Bank 2/26/21 USD 164 NZD 227 1
Goldman Sachs 2/26/21 USD 529 ZAR 8,060 (1)
Goldman Sachs 4/30/21 USD 303 EUR 250 (1)
Morgan Stanley 2/26/21 USD 1,113 CHF 988 3
RBC Dominion
Securities 4/30/21 USD 304 EUR 250 —
Standard Chartered 2/26/21 INR 552,238 USD 7,537 12
State Street 2/26/21 TRY 25,772 USD 3,467 18
State Street 2/26/21 USD 68 CAD 87 —
State Street 3/2/21 BRL 2,160 USD 402 (8)
UBS Investment Bank 2/26/21 USD 1,806 EUR 1,486 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized Gain
(Loss)
Short, 3 CAC40 10 Euro Index contracts 2/21 (196) $ 9
Long, 29 Hang Seng Index contracts 2/21 5,296 (234)
Short, 47 OMXS30 Index contracts 2/21 (1,094) 3
Short, 9 Dax Performance Index contracts 3/21 (3,670) (35)
Long, 38 Euro BOBL contracts 3/21 6,237 2
Long, 17 Euro BTP contracts 3/21 3,115 (6)
Long, 12 Euro BUND contracts 3/21 2,581 (1)
Long, 23 Euro BUXL thirty year bond contracts 3/21 6,177 (79)
Long, 16 Euro OAT contracts 3/21 3,244 (6)
Short, 7 Euro SCHATZ contracts 3/21 (954) —
Short, 42 FTSE 100 Index contracts 3/21 (3,661) 106
Long, 22 Long Gilt contracts 3/21 4,041 —
Short, 17 Mini ten year JGB contracts 3/21 (2,463) 5
Short, 54 MSCI Emerging Markets Index contracts 3/21 (3,580) (156)
Short, 91 S&P 500 E-Mini Index contracts 3/21 (16,859) (86)
Long, 14 S&P/TSX 60 Index contracts 3/21 2,240 (30)
Long, 3 SPI 200 contracts 3/21 375 (1)
Short, 26 Tokyo Price Index contracts 3/21 (4,478) (39)
Short, 31 U.S. Treasury Long Bond contracts 3/21 (5,230) 4
Long, 19 U.S. Treasury Notes five year contracts 3/21 2,392 1
Long, 10 U.S. Treasury Notes ten year contracts 3/21 1,370 (9)
Long, 58 U.S. Treasury Notes two year contracts 3/21 12,817 9
Long, 4 Ultra U.S. Treasury Bonds contracts 3/21 819 (52)
Net payments (receipts) of variation margin to date 1,048
Variation margin receivable (payable) on open futures
contracts $ 453

T. ROWE PRICE Multi-Strategy Total Return Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Communications & Technology
Fund - I Class $ 45 $ (33) $ —
T. Rowe Price Dynamic Credit Fund - I Class,
3.64% 685 134 213
T. Rowe Price Dynamic Global Bond Fund - I
Class, 1.76% — 509 141
T. Rowe Price Financial Services Fund - I Class 67 (21) —
T. Rowe Price Global Consumer Fund 13 10 —
T. Rowe Price Global Industrials Fund - I Class 32 (7) —
T. Rowe Price Global Real Estate Fund - I Class 2 (1) —
T. Rowe Price Global Stock Fund - I Class 1,155 1,605 —
T. Rowe Price Global Technology Fund - I Class 83 77 —
T. Rowe Price Health Sciences Fund - I Class 66 10 —
T. Rowe Price New Era Fund - I Class 22 (3) —
T. Rowe Price Ultra Short-Term Bond Fund - I
Class, 0.74% 32 53 87
T. Rowe Price Government Reserve Fund, 0.07% — — 3
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ 2,202 # $ 2,333 $ 444 +
`0.00 `0.00 `0.00

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Communications
& Technology Fund - I Class $ — $ 1,959 $ 309 $ 1,617
T. Rowe Price Dynamic Credit
Fund - I Class, 3.64% 18,918 8,360 — 27,412
T. Rowe Price Dynamic Global
Bond Fund - I Class, 1.76% 15,037 11,885 — 27,431
T. Rowe Price Financial
Services Fund - I Class — 1,279 182 1,076
T. Rowe Price Global Consumer
Fund — 1,558 227 1,341
T. Rowe Price Global Industrials
Fund - I Class — 2,143 262 1,874
T. Rowe Price Global Real
Estate Fund - I Class — 308 34 273
T. Rowe Price Global Stock
Fund - I Class 16,031 4,169 7,065 14,740
T. Rowe Price Global
Technology Fund - I Class — 2,460 360 2,177
T. Rowe Price Health Sciences
Fund - I Class — 1,584 246 1,348
T. Rowe Price New Era Fund - I
Class — 1,233 162 1,068
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 0.74% 12,741 18,154 3,510 27,438
T. Rowe Price Government
Reserve Fund, 0.07% 29,727 ¤ ¤ 19,223
T. Rowe Price Short-Term Fund,
0.13% 2,265 ¤ ¤ 502
Total $ 127,520 ^
# Capital gain distributions from mutual funds represented $1,824 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $444 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $120,864.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
 The last quoted prices of non-U.S. equity securities may be adjusted to reflect the

T. ROWE PRICE Multi-Strategy Total Return Fund

fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.  Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 14,714 $ — $ 14,714
Bank Loans — 16,579 1,360 17,939
Bond Mutual Funds 82,281 — — 82,281
Common Stocks 992 1,737 — 2,729
Convertible Preferred Stocks — 1,091 109 1,200
Equity Mutual Funds 25,514 — — 25,514
Preferred Stocks 306 — — 306
Short-Term Investments 19,223 — — 19,223
Securities Lending Collateral 502 — — 502
Options Purchased — 294 — 294
Total Securities 128,818 34,415 1,469 164,702
Swaps* — 2,817 — 2,817
Forward Currency Exchange
Contracts — 41 — 41
Futures Contracts* 139 — — 139
Total $ 128,957 $ 37,273 $ 1,469 $ 167,699
Liabilities
Options Written $ 24 $ 419 $ — $ 443
Swaps* — 2,402 — 2,402
Forward Currency Exchange
Contracts — 58 — 58
Futures Contracts* 734 — — 734
Total $ 758 $ 2,879 $ — $ 3,637
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.

T. ROWE PRICE Multi-Strategy Total Return Fund

F1112-054Q1 01/21
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.